Convertible Preferred Shares	12 Months Ended
Dec. 31, 2022
Convertible Preferred Shares
Convertible Preferred Shares

15.  Convertible Preferred Shares

The Company issued total 65,288,360 shares (with par value of US$0.00005) of Series A convertible preferred shares (the “Series A Preferred Shares”) for US$0.1378 per share with total cash consideration of US$8,500 from two investors and US$500 from one investor (totally, cash proceed of US$9,000 for Series A) on December 23, 2014 and March 31, 2015, respectively.

The Company issued total 13,679,270 shares (with par value of US$0.00005) of Series A-1 convertible preferred shares (the “Series A-1 Preferred Shares”) for US$0.2193 per share from one investor with total cash proceed of US$3,000 on November 11, 2016.

The Company issued total 87,756,440 shares (with par value of US$0.00005) of Series B convertible preferred shares (the “Series B Preferred Shares”) for US$0.3305 per share, with total consideration of US$25,000 from three investors and US$4,000 from two investors (totally cash proceed of US$29,000 for Series B) on August 15, 2017 and September 15, 2017, respectively.

The Company issued total 60,468,490 shares (with par value of US$0.00005) of Series C convertible preferred shares (the “Series C Preferred Shares”) for US$1.9019 per share, with total cash consideration of US$59,457 from six investors and US$55,550 from three investors (totally cash proceed of US$115,007 for Series C) on April 16, 2018 and May 2, 2018, respectively.

The Company issued total 52,428,242 shares (with par value of US$0.00005) of Series D convertible preferred shares (the “Series D Preferred Shares”) for US$3.4317 (the “Series D Issue Price”) per share, with total cash consideration of US$174,918 from three investors and US$5,000 from one investor (totally, cash proceed of US$179,918 for Series D) on September 16, 2019 and November 1, 2019, respectively.

The issuance costs incurred for Series D Preferred Shares were US$1,938.

The above-mentioned Series A, Series A-1, Series B, Series C and Series D Preferred Shares are collectively referred as the “Preferred Shares”. Series A, Series A-1, Series B, Series C Preferred Shares are collectively referred as the “Junior Preferred Shares”.

On November 1, 2019, the Company repurchased 1,457,003 shares from the holder of Series A-1 Preferred Shares, who originally held total 13,679,270 shares of the Company, for US$2.5738 per share, with total cash consideration of US$3,750 while the original issuance price for Series A-1 Preferred Shares was US$0.2193 per share (the “Series A-1 Repurchase”). These repurchased Series A-1 Preferred Shares were then extinguished.

All of Preferred Shares were converted into Class A ordinary shares immediately upon the completion of the Company’s U.S. IPO on March 18, 2021 (Note 14). Prior to their conversion,Preferred Shares were entitled to certain preference with respect to conversion, dividends and liquidation.